Short-term trade and other receivables for sales and services current receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about trade and other trade receivables for sales and services [Line Items]
Trade and other current receivables	€ 2,245	€ 2,228	€ 1,677
Increase decrease in trade and other current receivables exchange rate	(81)	29
Increase decrease in trade and other current receivables consolidation scope changes	(57)	1
Increase decrease in trade and other current receivables other	156	522
Trade receivables for sales and services [Member]
Disclosure of detailed information about trade and other trade receivables for sales and services [Line Items]
Trade and other current receivables	1,761	1,625	1,353
Increase decrease in trade and other current receivables exchange rate	(68)	24
Increase decrease in trade and other current receivables consolidation scope changes	(54)	1
Increase decrease in trade and other current receivables other	257	248
Trade receivables for sales and services [Member] | Trade receivables [member]
Disclosure of detailed information about trade and other trade receivables for sales and services [Line Items]
Trade and other current receivables	1,145	1,088	963
Increase decrease in trade and other current receivables exchange rate	(37)	13
Increase decrease in trade and other current receivables consolidation scope changes	(27)	1
Increase decrease in trade and other current receivables other	121	111
Trade receivables for sales and services [Member] | Bad debt provisions [Member]
Disclosure of detailed information about trade and other trade receivables for sales and services [Line Items]
Trade and other current receivables	215	227	216
Increase decrease in trade and other current receivables exchange rate	2	(1)
Increase decrease in trade and other current receivables consolidation scope changes	0	0
Increase decrease in trade and other current receivables other	10	(10)
Trade receivables for sales and services [Member] | Net trade receivables [Member]
Disclosure of detailed information about trade and other trade receivables for sales and services [Line Items]
Trade and other current receivables	929	861	748
Increase decrease in trade and other current receivables exchange rate	(35)	12
Increase decrease in trade and other current receivables consolidation scope changes	(26)	1
Increase decrease in trade and other current receivables other	130	101
Trade receivables for sales and services [Member] | Net completed work pending certification [Member]
Disclosure of detailed information about trade and other trade receivables for sales and services [Line Items]
Trade and other current receivables	686	573	446
Increase decrease in trade and other current receivables exchange rate	(21)	10
Increase decrease in trade and other current receivables consolidation scope changes	(25)	0
Increase decrease in trade and other current receivables other	160	118
Trade receivables for sales and services [Member] | Retentions member [Member]
Disclosure of detailed information about trade and other trade receivables for sales and services [Line Items]
Trade and other current receivables	145	191	€ 160
Increase decrease in trade and other current receivables exchange rate	(11)	3
Increase decrease in trade and other current receivables consolidation scope changes	(2)	0
Increase decrease in trade and other current receivables other	€ (32)	€ 28